Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative assets		12/31/2020		12/31/2019
	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,580	7,232	73,920	69,003
Put options –US Dollars (see note 21)	Shares	8,910,878	687,572	8,910,878	538,643
Put options – Pesos (see note 21)	Shares	8,910,878	294,674	8,910,878	230,847

Total derivatives held for trading			989,478		838,493

Derivative liabilities		12/31/2020		12/31/2019
	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	1,755	230	73,920	1,046,556

Total derivatives held for trading			230		1,046,556